Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 15, 2020	Dec. 31, 2019	Sep. 30, 2019	Jul. 24, 2019	Dec. 31, 2018	Mar. 05, 2016
Unamortized discount	$ 1,051,382	$ 775,892	$ 792,392	$ 635,333			$ 635,333
Preferred stock, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,333,333			3,333,333		50,000,000	3,333,333	20,000,000
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000			50,000,000		750,000,000	50,000,000	200,000,000
Common stock, shares issued	3,564,299			121,216			62,435
Common stock, shares outstanding	3,564,299			121,216			62,435
Preferred Series A [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			1,333
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Series B [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			2,000
Preferred stock, shares issued				0			222
Preferred stock, shares outstanding				0			222
Preferred Series C [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			266,667
Preferred stock, shares issued				0			127,578
Preferred stock, shares outstanding				0			127,578
Preferred Series D [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			333,333
Preferred stock, shares issued				0			192,807
Preferred stock, shares outstanding				0			192,807
Preferred Series E [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			583,067
Preferred stock, shares issued				0			344,947
Preferred stock, shares outstanding				0			344,947
Preferred Series F [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			73,333
Preferred stock, shares issued				0			23,333
Preferred stock, shares outstanding				0			23,333
Preferred Series G [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			672,667
Preferred stock, shares issued				0			346,840
Preferred stock, shares outstanding				0			346,840
Preferred Series H [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			13,333
Preferred stock, shares issued				0			916
Preferred stock, shares outstanding				0			916
Preferred Series I [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			7,663
Preferred stock, shares issued				0			3,274
Preferred stock, shares outstanding				0			3,274
Preferred Series J [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			8,333
Preferred stock, shares issued				0			4,313
Preferred stock, shares outstanding				0			4,313
Preferred Series K [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			83,333
Preferred stock, shares issued				0			77,124
Preferred stock, shares outstanding				0			77,124
Preferred Series L [Member]
Preferred stock, par value				$ 0.0001			$ 0.0001
Preferred stock, shares authorized				0			6,667
Preferred stock, shares issued				0			2,000
Preferred stock, shares outstanding				0			2,000